Cash and Cash Equivalents - Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial assets [abstract]
Profit before income tax	¥ 4,364	¥ 8,874	[1]	¥ 7,661	[1]
Depreciation charges	13,969	12,963		12,418
Other amortisation	407	360		332
Amortisation of deferred benefits and gains	(68)	(161)		(131)
Impairment losses on property, plant, equipment	0	324	[1]	71	[1]
Share of associates' results	(263)	(431)	[1]	(509)	[1]
Share of joint ventures' results	(200)	(99)	[1]	(102)	[1]
Gain on disposal of property, plant and equipment and construction in progress	(602)	(989)		(557)
Gain on deemed disposal of equity interest in a subsidiary	0	0		(90)
Changes in fair value of financial instruments	(12)	64	[1]	0	[1]
Remeasurement of the originally held equity interests in a joint venture	0	(109)	[1]	0	[1]
Interest income	(125)	(89)	[1]	(89)	[1]
Interest expense	3,202	2,747		2,465
Dividends received from other non-current financial assets and other equity instrument investments	(20)	0		0
Dividend income from investments	0	(18)		(14)
Exchange losses/(gain), net	2,820	(642)		3,368
(Increase)/decrease in inventories	(77)	(34)		18
(Increase)/decrease in trade receivables	(226)	314		(409)
(Increase)/decrease in other receivables	(2,783)	(1,840)		637
(Increase)/decrease in prepaid expenses and other current assets	(2,325)	81		(224)
Increase in net amounts due to related companies	12	15		186
Increase/(decrease) in trade payables	184	222		(597)
Increase in contract liabilities	232	0		0
Increase/(decrease) in sales in advance of carriage	1,441	(567)		1,289
Increase in other non-current liabilities	218	0		0
Increase in accrued expenses	312	223		2,066
Increase/(decrease) in other liabilities	839	762		(186)
Increase in deferred revenue	0	430		86
Increase in provision for major overhauls	23	719		194
Decrease in provision for early retirement benefits	(1)	(3)		(7)
(Decrease)/increase in deferred benefits and gains	(147)	362		(195)
Cash generated from operating activities	¥ 21,174	¥ 23,478		¥ 27,681

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).